Schedule of Investments (unaudited)
June 30, 2026
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.(a)	44,329	$ 24,851,281
Boeing Co. (The)(a)	728,157	157,624,146
General Dynamics Corp.	197,285	69,886,238
General Electric Co.	826,052	308,720,414
Honeywell Aerospace, Inc.(a)	521,972	115,397,570
Huntington Ingalls Industries, Inc.	64,866	18,155,345
L3Harris Technologies, Inc.	308,079	89,524,677
Lockheed Martin Corp.	333,961	170,139,771
Northrop Grumman Corp.	220,043	112,070,100
Textron, Inc.	288,350	26,450,345
		1,092,819,887
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	194,291	36,592,767
Expeditors International of Washington, Inc.	215,730	35,159,675
FedEx Corp.	362,089	113,380,929
United Parcel Service, Inc., Class B	1,231,452	132,381,090
		317,514,461
Automobile Components — 0.0%
Aptiv PLC(a)	350,913	21,539,040
Automobiles — 2.0%
Ford Motor Co.	6,455,701	89,734,244
General Motors Co.	1,491,085	114,932,832
Tesla, Inc.(a)	1,764,599	742,190,339
		946,857,415
Banks — 5.5%
Bank of America Corp.	10,769,062	613,621,153
Citigroup, Inc.	2,813,267	393,744,849
Citizens Financial Group, Inc.	697,250	48,856,308
Fifth Third Bancorp	1,488,507	83,907,140
Huntington Bancshares, Inc.	3,356,362	59,508,298
JPMorgan Chase & Co.	1,414,304	462,944,128
KeyCorp	1,520,112	35,038,582
M&T Bank Corp.	241,548	57,490,839
PNC Financial Services Group, Inc. (The)	662,361	163,086,525
Regions Financial Corp.	1,407,615	42,509,973
Truist Financial Corp.	2,055,012	102,380,698
U.S. Bancorp	2,563,993	154,865,177
Wells Fargo & Co.	5,047,639	417,136,887
		2,635,090,557
Beverages — 1.5%
Brown-Forman Corp., Class B, NVS	277,692	7,400,492
Coca-Cola Co. (The)	3,703,775	301,005,794
Constellation Brands, Inc., Class A	230,043	31,996,681
Keurig Dr. Pepper, Inc.	2,248,655	73,598,478
Molson Coors Beverage Co., Class B	264,631	10,310,024
PepsiCo, Inc.	2,254,264	305,227,345
		729,538,814
Biotechnology — 2.1%
AbbVie, Inc.	1,574,223	396,137,476
Amgen, Inc.	284,211	102,918,487
Biogen, Inc.(a)	243,327	52,573,232
Gilead Sciences, Inc.	941,365	118,932,054
Moderna, Inc.(a)(b)	582,484	40,791,354
Regeneron Pharmaceuticals, Inc.	164,815	102,768,745
Vertex Pharmaceuticals, Inc.(a)	418,952	208,106,027
		1,022,227,375
Security	Shares	Value
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	7,588,840	$ 1,808,724,125
eBay, Inc.	190,409	21,278,206
		1,830,002,331
Building Products — 0.7%
A. O. Smith Corp.	185,489	11,633,870
Allegion PLC	64,853	9,111,198
Builders FirstSource, Inc.(a)(b)	177,414	15,875,005
Carrier Global Corp.	1,287,794	94,459,690
Johnson Controls International PLC	341,935	49,960,123
Lennox International, Inc.	52,205	29,910,855
Masco Corp.	332,753	27,076,111
Trane Technologies PLC	171,380	84,175,001
		322,201,853
Capital Markets — 4.1%
Ameriprise Financial, Inc.	148,103	67,943,732
Ares Management Corp., Class A	347,925	38,727,532
Bank of New York Mellon Corp. (The)	418,888	60,575,394
BlackRock, Inc.(c)	237,986	228,837,818
Blackstone, Inc., Class A	1,225,356	144,187,640
Cboe Global Markets, Inc.	83,797	20,335,018
Charles Schwab Corp. (The)	2,696,496	248,805,686
CME Group, Inc., Class A	262,391	57,943,805
Coinbase Global, Inc., Class A(a)(b)	366,883	53,634,626
FactSet Research Systems, Inc.	60,073	13,821,596
Franklin Resources, Inc.	510,656	16,989,525
Goldman Sachs Group, Inc. (The)	170,301	172,237,322
Intercontinental Exchange, Inc.	932,781	114,834,669
Invesco Ltd.	736,202	19,428,371
KKR & Co., Inc., Class A	520,771	47,796,362
Moody’s Corp.	128,875	58,370,065
Morgan Stanley	771,135	161,198,060
MSCI, Inc., Class A	57,646	32,284,066
Nasdaq, Inc.	736,944	58,085,926
Northern Trust Corp.	305,218	53,059,097
Raymond James Financial, Inc.	286,094	43,494,871
S&P Global, Inc.	280,054	114,054,792
State Street Corp.	456,508	77,423,757
T Rowe Price Group, Inc.	353,428	40,181,229
		1,944,250,959
Chemicals — 2.2%
Air Products & Chemicals, Inc.	367,261	107,673,580
Albemarle Corp.	194,276	26,233,088
CF Industries Holdings, Inc.	253,402	27,433,301
Corteva, Inc.	1,103,196	93,429,669
Dow, Inc.	1,189,437	32,542,996
DuPont de Nemours, Inc.	220,857	29,957,044
Ecolab, Inc.	417,795	116,401,865
International Flavors & Fragrances, Inc.	422,429	33,464,825
Linde PLC	762,623	395,755,580
LyondellBasell Industries NV, Class A	424,895	22,370,722
Mosaic Co. (The)	531,164	11,255,365
PPG Industries, Inc.	367,659	44,593,360
Sherwin-Williams Co. (The)	378,344	130,271,406
		1,071,382,801
Commercial Services & Supplies — 0.8%
Cintas Corp.	562,216	95,621,697
Copart, Inc.(a)	1,461,682	41,204,816
Republic Services, Inc.	329,855	70,285,503

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	405,103	$ 35,924,534
Waste Management, Inc.	609,402	135,823,518
		378,860,068
Communications Equipment — 1.1%
Cisco Systems, Inc.	3,063,077	359,789,024
F5, Inc.(a)(b)	93,222	38,776,623
Motorola Solutions, Inc.	273,258	113,481,315
		512,046,962
Construction Materials — 0.5%
CRH PLC	1,105,585	118,297,595
Martin Marietta Materials, Inc.	99,032	57,111,755
Vulcan Materials Co.	214,030	63,140,990
		238,550,340
Consumer Finance — 0.7%
American Express Co.	280,925	95,022,881
Capital One Financial Corp.	1,026,434	205,923,189
Synchrony Financial	554,836	42,195,278
		343,141,348
Consumer Staples Distribution & Retail — 3.8%
Costco Wholesale Corp.	732,164	684,917,457
Dollar General Corp.	363,852	41,883,004
Dollar Tree, Inc.(a)	298,710	36,128,975
Kroger Co. (The)	935,632	51,955,645
Sysco Corp.	788,740	65,922,889
Target Corp.	746,886	97,550,780
Walmart, Inc.	7,230,620	818,940,021
		1,797,298,771
Containers & Packaging — 0.4%
Amcor PLC	760,911	32,985,492
Avery Dennison Corp.	126,169	20,483,537
Ball Corp.	442,033	27,582,859
International Paper Co.	870,146	33,152,563
Packaging Corp. of America	146,059	34,802,938
Smurfit Westrock PLC	866,714	40,094,190
		189,101,579
Distributors — 0.1%
Genuine Parts Co.	227,010	26,782,640
Diversified Telecommunication Services — 1.4%
AT&T Inc.	11,460,965	237,241,975
Comcast Corp., Class A	5,876,656	144,271,905
Verizon Communications, Inc.	6,887,384	291,611,839
		673,125,719
Electric Utilities — 2.9%
Alliant Energy Corp.(b)	424,059	32,351,461
American Electric Power Co., Inc.	897,480	122,784,239
Constellation Energy Corp.	174,587	43,362,173
Duke Energy Corp.	1,282,722	162,366,951
Edison International	637,719	47,478,180
Entergy Corp.	755,261	86,749,278
Evergy, Inc.	379,951	32,839,165
Eversource Energy	620,874	44,870,564
Exelon Corp.	1,691,083	78,838,289
FirstEnergy Corp.	862,602	41,008,099
NextEra Energy, Inc.	3,435,219	301,509,172
NRG Energy, Inc.	90,738	13,253,192
PG&E Corp.	3,638,541	61,200,260
Pinnacle West Capital Corp.	198,196	21,206,972
PPL Corp.	1,240,960	45,108,896
Security	Shares	Value
Electric Utilities (continued)
Southern Co. (The)	1,859,432	$ 177,966,237
Xcel Energy, Inc.	1,029,700	82,684,910
		1,395,578,038
Electrical Equipment — 1.3%
AMETEK, Inc.	378,068	91,469,772
Eaton Corp. PLC	640,657	272,996,761
Emerson Electric Co.	923,857	132,250,129
Generac Holdings, Inc.(a)	97,057	28,419,260
Hubbell, Inc.	87,168	45,606,298
Rockwell Automation, Inc.	82,603	40,895,093
		611,637,313
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	210,723	29,636,083
Corning, Inc.	400,210	102,225,640
Jabil, Inc.	68,221	26,297,831
Keysight Technologies, Inc.(a)	282,910	99,038,304
TE Connectivity PLC	150,115	30,264,685
Teledyne Technologies, Inc.(a)	76,415	50,961,163
Zebra Technologies Corp., Class A(a)	78,577	20,686,181
		359,109,887
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	1,630,086	90,469,773
Halliburton Co.	1,384,641	47,008,562
SLB Ltd.	2,466,509	114,668,003
		252,146,338
Entertainment — 1.0%
Electronic Arts, Inc.	196,708	40,333,008
Live Nation Entertainment, Inc.(a)	122,970	22,517,037
Take-Two Interactive Software, Inc.(a)	138,273	34,565,484
Walt Disney Co. (The)	2,864,288	275,687,720
Warner Bros Discovery, Inc., Class A(a)	4,088,030	108,986,880
		482,090,129
Financial Services — 2.0%
Apollo Global Management, Inc.	357,558	42,302,687
Block, Inc., Class A(a)	882,771	67,090,596
Corpay, Inc.(a)	107,822	35,933,838
Fidelity National Information Services, Inc.	855,945	33,279,142
Fiserv, Inc.(a)	879,587	43,143,742
Global Payments, Inc.	383,520	27,828,211
Jack Henry & Associates, Inc.	118,443	16,314,339
Mastercard, Inc., Class A	439,193	225,569,525
PayPal Holdings, Inc.	1,454,990	62,826,468
Visa, Inc., Class A	1,231,923	422,660,462
		976,949,010
Food Products — 0.8%
Archer-Daniels-Midland Co.	795,187	60,752,287
Bunge Global SA	223,420	23,845,617
General Mills, Inc.	884,474	30,779,695
Hershey Co. (The)	244,808	42,951,563
Hormel Foods Corp.	476,962	11,838,197
J M Smucker Co. (The)	176,753	19,884,712
Kraft Heinz Co. (The)	1,414,069	33,400,310
McCormick & Co., Inc., NVS	417,757	21,063,308
Mondelez International, Inc., Class A	2,114,352	122,294,120
Tyson Foods, Inc., Class A	466,909	26,730,540
		393,540,349
Gas Utilities — 0.1%
Atmos Energy Corp.	274,140	47,226,098

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation — 1.4%
CSX Corp.	3,067,270	$ 145,787,343
Fedex Freight Holding Co., Inc.(a)	178,852	27,006,652
JB Hunt Transport Services, Inc.	122,875	35,563,711
Norfolk Southern Corp.	370,431	116,533,888
Old Dominion Freight Line, Inc.	301,879	65,386,992
Union Pacific Corp.	978,777	266,227,344
		656,505,930
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	2,868,212	260,261,557
Align Technology, Inc.(a)	110,497	18,636,424
Baxter International, Inc.(b)	853,698	18,200,841
Becton Dickinson & Co.	454,495	68,778,728
Boston Scientific Corp.(a)	806,797	34,434,096
Cooper Cos., Inc. (The)(a)	323,273	23,181,907
Dexcom, Inc.(a)	311,073	20,950,767
Edwards Lifesciences Corp.(a)	512,877	46,394,854
GE HealthCare Technologies, Inc.	750,325	48,028,303
Medtronic PLC	2,114,627	165,427,270
ResMed, Inc.	108,298	21,105,114
Solventum Corp.(a)	244,705	18,878,991
STERIS PLC	80,303	16,909,403
Stryker Corp.	329,499	103,739,465
Zimmer Biomet Holdings, Inc.	319,114	27,472,524
		892,400,244
Health Care Providers & Services — 3.5%
Cardinal Health, Inc.	386,321	91,774,417
Cencora, Inc.	321,449	90,963,638
Centene Corp.(a)	773,956	49,680,235
Cigna Group (The)	436,322	120,285,249
CVS Health Corp.	2,104,580	217,718,801
DaVita, Inc.(a)	52,958	11,782,096
Elevance Health, Inc.	358,200	138,526,686
Henry Schein, Inc.(a)(b)	159,719	13,339,731
Humana, Inc.	198,905	79,009,044
Labcorp Holdings, Inc.	135,253	37,870,840
McKesson Corp.	198,270	149,812,812
Quest Diagnostics, Inc.	182,222	38,621,953
UnitedHealth Group, Inc.	1,497,936	622,587,140
Universal Health Services, Inc., Class B	87,900	13,069,851
		1,675,042,493
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	259,390	13,708,762
Healthpeak Properties, Inc.	1,137,174	24,335,524
Ventas, Inc.	384,913	34,180,274
		72,224,560
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	94,817	16,827,173
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	1,057,313	25,068,891
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class A(a)	365,367	52,284,018
Chipotle Mexican Grill, Inc.(a)	2,115,816	71,937,744
Darden Restaurants, Inc.	188,721	38,878,413
Domino’s Pizza, Inc.	50,476	14,942,915
McDonald’s Corp.	656,299	177,404,183
MGM Resorts International(a)	316,288	15,121,729
Norwegian Cruise Line Holdings Ltd.(a)(b)	327,658	6,916,860
Starbucks Corp.	1,879,256	192,041,171
Yum! Brands, Inc.	231,859	37,064,980
		606,592,013
Security	Shares	Value
Household Durables — 0.5%
DR Horton, Inc.	435,006	$ 70,853,777
Garmin Ltd.	269,475	64,011,092
Lennar Corp., Class A	355,029	32,126,574
NVR, Inc.(a)	4,451	30,326,443
PulteGroup, Inc.	314,209	43,112,617
		240,430,503
Household Products — 1.7%
Church & Dwight Co., Inc.	390,677	37,848,788
Clorox Co. (The)	201,308	19,212,835
Colgate-Palmolive Co.	1,319,875	121,006,140
Kimberly-Clark Corp.	547,783	60,130,140
Procter & Gamble Co. (The)	3,840,919	563,232,362
		801,430,265
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	1,170,571	17,160,571
Industrial Conglomerates — 0.5%
3M Co.	860,300	139,291,173
Honeywell International, Inc.	521,972	116,869,531
		256,160,704
Industrial REITs — 0.4%
Prologis, Inc.	1,537,855	208,333,217
Insurance — 3.2%
Aflac, Inc.	755,588	88,592,693
Allstate Corp. (The)	424,611	101,031,941
American International Group, Inc.	874,541	65,179,541
Aon PLC, Class A	352,296	116,853,060
Arch Capital Group Ltd.(a)	573,973	55,709,819
Arthur J. Gallagher & Co.	424,639	97,484,375
Assurant, Inc.	81,281	21,826,387
Brown & Brown, Inc.	483,203	30,997,473
Chubb Ltd.	594,972	202,730,759
Cincinnati Financial Corp.	104,616	19,368,606
Erie Indemnity Co., Class A, NVS	41,523	9,955,139
Everest Group Ltd.	65,261	23,313,187
Globe Life, Inc.	128,063	22,882,297
Hartford Insurance Group, Inc. (The)	452,161	59,920,376
Loews Corp.	279,535	31,646,157
Marsh & McLennan Cos., Inc.	794,688	132,450,649
MetLife, Inc.	891,499	75,429,731
Principal Financial Group, Inc.	324,237	34,946,264
Progressive Corp. (The)	424,097	92,643,990
Prudential Financial, Inc.	574,012	61,953,115
Travelers Cos., Inc. (The)	350,744	115,787,609
W R Berkley Corp.	207,560	14,639,207
Willis Towers Watson PLC	155,789	40,718,571
		1,516,060,946
IT Services — 0.9%
Accenture PLC, Class A	1,014,943	126,299,507
Akamai Technologies, Inc.(a)	237,630	28,090,242
Cognizant Technology Solutions Corp., Class A	781,617	30,272,026
Gartner, Inc.(a)(b)	110,430	14,313,937
GoDaddy, Inc., Class A(a)	218,409	18,538,556
International Business Machines Corp.	744,132	209,257,360
		426,771,628
Leisure Products — 0.0%
Hasbro, Inc.	220,639	18,222,575
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	467,440	62,090,055
Bio-Techne Corp.(b)	259,376	18,324,914

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(a)(b)	79,455	$ 18,019,599
Danaher Corp.	1,037,746	197,669,858
IQVIA Holdings, Inc.(a)	275,287	53,190,954
Mettler-Toledo International, Inc.(a)	17,662	22,563,382
Revvity, Inc.	184,021	20,474,177
Thermo Fisher Scientific, Inc.	612,963	307,315,130
Waters Corp.(a)(b)	162,055	60,777,107
West Pharmaceutical Services, Inc.	116,539	41,837,501
		802,262,677
Machinery — 2.2%
Cummins, Inc.	75,114	53,572,056
Deere & Co.	414,336	262,825,755
Dover Corp.	222,125	49,818,195
Fortive Corp.	502,848	30,718,984
IDEX Corp.	122,085	27,707,191
Illinois Tool Works, Inc.	432,610	117,008,027
Ingersoll Rand, Inc.(b)	587,073	48,134,115
Nordson Corp.	87,167	26,297,412
Otis Worldwide Corp.	632,920	45,317,072
PACCAR, Inc.	866,651	104,102,118
Parker-Hannifin Corp.	91,615	89,610,464
Pentair PLC	266,557	20,434,260
Snap-on, Inc.	85,870	34,554,088
Stanley Black & Decker, Inc.	255,959	24,090,861
Westinghouse Air Brake Technologies Corp.	279,866	75,451,874
Xylem, Inc.	392,064	46,345,885
		1,055,988,357
Media — 0.2%
Charter Communications, Inc., Class A(a)(b)	137,950	19,617,870
Fox Corp., Class A, NVS	111,209	5,800,662
Fox Corp., Class B	77,179	3,615,064
News Corp., Class A, NVS	601,884	14,944,780
News Corp., Class B	201,933	5,666,240
Omnicom Group, Inc.	470,093	34,236,873
Paramount Skydance Corp., Class B, NVS(b)	508,363	5,012,459
Trade Desk, Inc. (The), Class A(a)	704,316	12,734,033
		101,627,981
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	2,370,616	149,088,040
Nucor Corp.	375,646	83,675,147
Steel Dynamics, Inc.	223,600	51,307,256
		284,070,443
Multi-Utilities — 1.3%
Ameren Corp.	457,699	51,738,295
CenterPoint Energy, Inc.	1,081,710	47,638,508
CMS Energy Corp.	508,631	38,910,272
Consolidated Edison, Inc.	607,870	67,248,658
Dominion Energy, Inc.	1,450,620	99,062,840
DTE Energy Co.	343,288	52,306,793
NiSource, Inc.	788,840	37,509,342
Public Service Enterprise Group, Inc.	821,959	66,710,192
Sempra	1,076,568	99,808,619
WEC Energy Group, Inc.	538,498	62,880,411
		623,813,930
Office REITs — 0.0%
BXP, Inc.	245,126	16,254,305
Oil, Gas & Consumable Fuels — 6.1%
APA Corp.	585,924	19,083,545
Chevron Corp.	3,087,939	511,856,769
ConocoPhillips	2,009,530	208,910,739
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	1,899,047	$ 78,468,622
Diamondback Energy, Inc.	321,253	56,469,852
EOG Resources, Inc.	878,539	113,972,864
EQT Corp.	1,033,298	54,940,455
Expand Energy Corp.	394,976	36,017,861
Exxon Mobil Corp.	6,836,890	934,739,601
Kinder Morgan, Inc.	3,229,323	103,241,456
Marathon Petroleum Corp.	481,532	123,113,286
Occidental Petroleum Corp.	1,191,001	57,846,919
ONEOK, Inc.	1,037,895	90,234,591
Phillips 66	661,328	111,797,498
Targa Resources Corp.	354,878	95,156,987
Texas Pacific Land Corp.	96,040	42,030,946
Valero Energy Corp.	489,774	127,556,741
Williams Cos., Inc. (The)	2,014,377	149,748,786
		2,915,187,518
Passenger Airlines — 0.4%
Delta Air Lines, Inc.	1,074,060	100,596,460
Southwest Airlines Co.	809,915	41,645,829
United Airlines Holdings, Inc.(a)	536,034	72,895,264
		215,137,553
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	407,454	32,168,493
Kenvue, Inc.	3,162,100	60,427,731
		92,596,224
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	3,368,306	194,081,792
Johnson & Johnson	1,627,942	413,448,430
Merck & Co., Inc.	4,073,858	523,490,753
Pfizer, Inc.	9,400,959	226,375,093
Viatris, Inc.	1,899,791	30,168,681
Zoetis, Inc., Class A	691,497	49,690,974
		1,437,255,723
Professional Services — 0.7%
Automatic Data Processing, Inc.	659,334	147,657,849
Broadridge Financial Solutions, Inc.	190,767	26,125,541
Equifax, Inc.	196,413	31,174,671
Jacobs Solutions, Inc.	193,586	24,391,836
Leidos Holdings, Inc.	207,472	21,363,392
Paychex, Inc.	531,883	52,300,056
Verisk Analytics, Inc.	101,572	18,235,221
		321,248,566
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	481,536	64,858,084
CoStar Group, Inc.(a)	673,570	19,075,502
		83,933,586
Residential REITs — 0.4%
AvalonBay Communities, Inc.	229,138	43,236,049
Camden Property Trust	165,796	18,981,984
Equity Residential	562,375	38,202,134
Essex Property Trust, Inc.	106,389	31,021,969
Invitation Homes, Inc.	901,462	27,233,167
Mid-America Apartment Communities, Inc.	193,180	26,840,429
UDR, Inc.	487,708	19,469,303
		204,985,035
Retail REITs — 0.5%
Federal Realty Investment Trust	130,475	16,105,834
Kimco Realty Corp.	1,117,816	28,336,636
Realty Income Corp.	1,538,110	95,301,295

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Regency Centers Corp.	272,339	$ 21,716,312
Simon Property Group, Inc.	315,588	70,581,256
		232,041,333
Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	805,974	320,108,694
Intel Corp.(a)	7,792,744	1,088,100,845
Marvell Technology, Inc.	765,429	228,013,645
Microchip Technology, Inc.	895,287	81,650,175
NXP Semiconductors NV	415,112	116,658,925
ON Semiconductor Corp.(a)	646,419	61,112,452
Qnity Electronics, Inc.	345,298	56,390,616
QUALCOMM, Inc.	1,738,518	321,260,741
Skyworks Solutions, Inc.	247,838	16,803,416
Teradyne, Inc.	108,532	52,512,123
Texas Instruments, Inc.	1,501,156	447,449,569
		2,790,061,201
Software — 2.8%
Adobe, Inc.(a)	666,707	136,688,269
Autodesk, Inc.(a)	147,118	28,602,682
Cadence Design Systems, Inc.(a)	168,332	63,178,366
Fair Isaac Corp.(a)(b)	19,517	23,318,521
Fortinet, Inc.(a)	380,060	58,384,817
Gen Digital, Inc.	907,901	22,597,656
Intuit, Inc.	200,718	52,387,398
Oracle Corp.	1,342,560	196,752,168
Palo Alto Networks, Inc.(a)	588,601	200,724,713
PTC, Inc.(a)	190,518	21,644,750
Roper Technologies, Inc.	166,447	56,324,000
Salesforce, Inc.	1,349,342	211,387,918
ServiceNow, Inc.(a)	663,419	65,864,238
Synopsys, Inc.(a)	315,580	140,770,771
Trimble, Inc.(a)	384,503	19,678,864
Tyler Technologies, Inc.(a)	69,541	20,337,961
Workday, Inc., Class A(a)	188,176	23,036,506
		1,341,679,598
Specialized REITs — 1.6%
American Tower Corp.	768,463	125,697,493
Crown Castle, Inc.	720,606	54,571,492
Digital Realty Trust, Inc.	544,845	97,843,265
Equinix, Inc.	162,685	169,581,217
Extra Space Storage, Inc.	348,474	50,633,272
Iron Mountain, Inc.	489,557	61,835,945
Public Storage	261,151	83,126,975
SBA Communications Corp., Class A	174,935	30,869,030
VICI Properties, Inc.	1,804,527	47,910,192
Weyerhaeuser Co.	1,189,148	28,468,203
		750,537,084
Specialty Retail — 2.4%
AutoZone, Inc.(a)	9,474	30,278,336
Best Buy Co., Inc.	323,362	24,536,709
Carvana Co., Class A(a)(b)	572,658	37,692,349
Home Depot, Inc. (The)	1,642,051	579,118,547
Lowe’s Cos., Inc.	925,256	204,009,695
Ross Stores, Inc.	276,322	58,815,138
TJX Cos., Inc. (The)	820,803	124,351,654
Tractor Supply Co.	865,053	27,344,325
Williams-Sonoma, Inc.	194,210	45,270,351
		1,131,417,104
Technology Hardware, Storage & Peripherals — 9.2%
Apple Inc.	12,113,043	3,505,030,123
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc., Class C	477,151	$ 205,871,570
Hewlett Packard Enterprise Co.	2,191,839	98,873,857
HP, Inc.	1,508,514	33,096,797
NetApp, Inc.	326,676	50,556,378
Seagate Technology Holdings PLC	133,158	128,497,470
Super Micro Computer, Inc.(a)(b)	928,200	27,224,106
Western Digital Corp.	568,541	363,138,508
		4,412,288,809
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	234,072	23,241,009
Lululemon Athletica, Inc.(a)	172,726	19,721,854
NIKE, Inc., Class B	1,969,515	80,848,591
		123,811,454
Tobacco — 0.8%
Altria Group, Inc.	2,754,403	198,179,296
Philip Morris International, Inc.	1,129,790	204,390,309
		402,569,605
Trading Companies & Distributors — 0.5%
Fastenal Co.	1,898,069	91,164,254
United Rentals, Inc.	45,472	51,514,774
WW Grainger, Inc.	71,646	97,467,219
		240,146,247
Water Utilities — 0.1%
American Water Works Co., Inc.	321,794	42,341,655
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	767,570	128,744,516
Total Common Stocks — 99.8% (Cost: $41,852,808,457)		47,789,842,299
Rights
Capital Markets — 0.0%
TPG, Inc., CVR(a)	381,105	3,811
Total Rights — 0.0% (Cost: $ —)		3,811
Total Long-Term Investments — 99.8% (Cost: $41,852,808,457)		47,789,846,110
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	192,599,136	192,656,916
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	62,402,857	62,402,857
Total Short-Term Securities — 0.5% (Cost: $255,027,187)		255,059,773
Total Investments — 100.3% (Cost: $42,107,835,644)		48,044,905,883
Liabilities in Excess of Other Assets — (0.3)%		(150,843,185)
Net Assets — 100.0%		$ 47,894,062,698

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 500 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 53,875,718	$ 138,775,952 (a)	$ —	$ (2,491)	$ 7,737	$ 192,656,916	192,599,136	$ 60,132 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	84,298,517	—	(21,895,660)(a)	—	—	62,402,857	62,402,857	693,760	—
BlackRock, Inc.	239,377,313	10,809,125	(22,263,860)	6,833,092	(5,917,852)	228,837,818	237,986	1,359,190	—
				$ 6,830,601	$ (5,910,115)	$ 483,897,591		$ 2,113,082	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nasdaq 100 E-Mini Index	5	09/18/26	$ 3,052	$ 37,754
Russell 1000 Value E-Mini Index	797	09/18/26	95,672	193,165
				$ 230,919
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 500 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 47,789,842,299	$ —	$ —	$ 47,789,842,299
Rights	—	3,811	—	3,811
Short-Term Securities
Money Market Funds	255,059,773	—	—	255,059,773
	$ 48,044,902,072	$ 3,811	$ —	$ 48,044,905,883
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 230,919	$ —	$ —	$ 230,919

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust